INCOME TAXES - Schedule of Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liabilities):
Net operating loss carryforwards	$ 519,410	$ 265,799
Tax credit carryforwards	71,783	40,454
Stock-based compensation expense	22,559	2,554
Depreciation	(20,180)
Depreciation		499
Accrued compensation and vacation	3,774	2,498
Interest	0	489
Tenant improvement allowance	0	8,777
Accruals and reserves	59,894	39,502
Lease Liability	52,592	0
Right-of-use assets	(41,707)	0
Other	4,773	1
Total net deferred tax assets	672,898	360,573
Valuation allowance	(672,898)	(360,573)
Net deferred tax assets	0	0
Net deferred tax assets (liabilities)	$ 0	$ 0